UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	January 26, 2005

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	83

Form 13F Information Table Value Total:	85471



List of Other included Managers:

  No. 	13F File Number		Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      563     6860 SH       SOLE                     6860
                                                              1785    21754 SH       DEFINED                 21754
Abbott Laboratories Inc.       COM              002824100      380     8150 SH       DEFINED                  8150
American Int'l Group Inc.      COM              026874107      535     8150 SH       SOLE                     8150
                                                              1723    26233 SH       DEFINED                 26233
Amgen Inc.                     COM              031162100      622     9700 SH       SOLE                     9700
                                                              2351    36649 SH       DEFINED                 36649
Anheuser Busch Co.             COM              035229103      203     4000 SH       DEFINED                  4000
Avon Products Inc.             COM              054303102      575    14860 SH       SOLE                    14860
                                                               724    18705 SH       DEFINED                 18705
Bankamerica Corp. New          COM              060505104     1885    40120 SH       DEFINED                 40120
ChevronTexaco Corp.            COM              166764100        6      120 SH       SOLE                      120
                                                              1321    25165 SH       DEFINED                 25165
Cisco Systems Inc.             COM              17275R102        6      310 SH       SOLE                      310
                                                               901    46657 SH       DEFINED                 46657
Citigroup Inc.                 COM              172967101        8      160 SH       SOLE                      160
                                                               287     5960 SH       DEFINED                  5960
Coca-Cola Co.                  COM              191216100      217     5200 SH       DEFINED                  5200
Computer Sciences Corp.        COM              205363104      282     5000 SH       DEFINED                  5000
Conocophillips                 COM              20825c104      599     6900 SH       SOLE                     6900
                                                              1202    13845 SH       DEFINED                 13845
Dell Inc                       COM              24702r101      600    14250 SH       SOLE                    14250
                                                              2281    54132 SH       DEFINED                 54132
Exxon Mobil Corp.              COM              30231g102      333     6500 SH       SOLE                     6500
                                                              2316    45175 SH       DEFINED                 45175
Federal Express                COM              31428X106      694     7050 SH       SOLE                     7050
                                                              1215    12340 SH       DEFINED                 12340
Fidelity National Financial In COM              316326107      217     4745 SH       DEFINED                  4745
First Data Corp.               COM              319963104      524    12320 SH       SOLE                    12320
                                                              1804    42400 SH       DEFINED                 42400
Fiserv Inc.                    COM              337738108      694    17258 SH       DEFINED                 17258
General Electric Co.           COM              369604103      651    17830 SH       SOLE                    17830
                                                              4868   133373 SH       DEFINED                133373
Goldman Sachs Group            COM              38141G104     1418    13625 SH       DEFINED                 13625
Health Management Associates   COM              421933102      580    25530 SH       SOLE                    25530
                                                               659    29000 SH       DEFINED                 29000
Home Depot Inc.                COM              437076102       11      250 SH       SOLE                      250
                                                              1872    43805 SH       DEFINED                 43805
Intel Corp.                    COM              458140100        6      250 SH       SOLE                      250
                                                              1185    50661 SH       DEFINED                 50661
International Business Machine COM              459200101      624     6330 SH       SOLE                     6330
                                                              2950    29927 SH       DEFINED                 29927
J. P. Morgan Chase & Co.       COM              46625h100      483    12370 SH       SOLE                    12370
                                                              2175    55765 SH       DEFINED                 55765
Johnson & Johnson              COM              478160104      549     8660 SH       SOLE                     8660
                                                              3004    47369 SH       DEFINED                 47369
Lucent Technologies            COM              549463107       77    20524 SH       DEFINED                 20524
MBNA Corp.                     COM              55262L100       16      570 SH       SOLE                      570
                                                              2013    71397 SH       DEFINED                 71397
McDonalds Corp.                COM              580135101      656    20460 SH       SOLE                    20460
                                                              2322    72430 SH       DEFINED                 72430
Medtronic Inc.                 COM              585055106      578    11640 SH       SOLE                    11640
                                                              1800    36245 SH       DEFINED                 36245
Merrill Lynch & Co.            COM              590188108        9      150 SH       SOLE                      150
                                                               805    13470 SH       DEFINED                 13470
Microsoft Corp.                COM              594918104      511    19140 SH       SOLE                    19140
                                                              1961    73396 SH       DEFINED                 73396
New York Times  Co.            COM              650111107      294     7200 SH       DEFINED                  7200
Omnicom Group Inc.             COM              681919106      628     7450 SH       SOLE                     7450
                                                               853    10120 SH       DEFINED                 10120
Pfizer Inc.                    COM              717081103        8      300 SH       SOLE                      300
                                                              1772    65909 SH       DEFINED                 65909
Procter & Gamble Co.           COM              742718109      597    10840 SH       SOLE                    10840
                                                              2832    51420 SH       DEFINED                 51420
SBC Communications Inc.        COM              78387G103     1546    60011 SH       DEFINED                 60011
Schering-Plough Corp.          COM              806605101      242    11600 SH       DEFINED                 11600
St. Mary Ld & Expl Co.         COM              792228108     1474    35320 SH       DEFINED                 35320
State Street Boston Corp.      COM              857477103      840    17091 SH       DEFINED                 17091
Sysco Corp.                    COM              871829107      281     7370 SH       SOLE                     7370
                                                               485    12702 SH       DEFINED                 12702
Target Corp.                   COM              87612e106      638    12280 SH       SOLE                    12280
                                                              1903    36655 SH       DEFINED                 36655
Texas Instruments Inc.         COM              882508104      530    21538 SH       DEFINED                 21538
Time Warner Inc New            COM              887317105       12      600 SH       SOLE                      600
                                                              1977   101670 SH       DEFINED                101670
Verizon Communications         COM              92343v104      555    13700 SH       SOLE                    13700
                                                              2194    54162 SH       DEFINED                 54162
Viacom Inc                     COM              925524100     1086    29290 SH       DEFINED                 29290
Walgreen Co.                   COM              931422109       12      300 SH       SOLE                      300
                                                              2384    62124 SH       DEFINED                 62124
Wells Fargo Bank               COM              949746101     1076    17320 SH       DEFINED                 17320
Wrigley Wm Jr. Co.             COM              982526105      424     6130 SH       DEFINED                  6130
Wyeth                          COM              983024100     2188    51370 SH       DEFINED                 51370